Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation

15. Share‑based compensation

The total share‑based compensation expense recognized in the statement of loss for equity incentive units granted to directors, executives, employees, consultants and investors has been recorded under the following headings:

	2019	2018	2017
Research and development	433,536	880,982	511,789
General and administration	1,252,429	1,417,951	288,399
Total share‑based compensation	1,685,965	2,298,933	800,188

Analysis of share‑based compensation by equity incentive plan is detailed as follows:

	2019	2018	2017
Equity sharing certificate plan	37,776	77,336	28,588
Share purchase plan	45,593	38,296	34,821
Share option plans	1,602,596	2,183,301	736,779
Total share‑based compensation	1,685,965	2,298,933	800,188

Equity Sharing Certificate Equity Incentive Plan

On June 1, 2010, the Company established an equity incentive plan based on equity sharing certificates (ESCs) to provide incentives to directors, executives, employees and consultants of the Group. Each ESC provides the holder (i) a right to subscribe for 1,000 shares in the Company, and (ii) a right to liquidation proceeds equivalent to that of shareholders. All rights of the ESCs expire after their defined exercise period with the ownership of the ESCs reverting to the Group. ESCs granted are subject to certain vesting conditions based on service period defined in each grant agreement. The holder of vested ESCs has the right to subscribe to shares at the subscription price if the underlying share price has reached the floor price. The floor and subscription price are defined by the Board of Directors in each grant agreement at the time of issuance. In the event of a change in control, all ESCs are automatically vested. The Group has no legal or constructive obligation to repurchase or settle ESCs in cash.

Movements in the number of share subscription rights attached to the ESCs outstanding are as follows:

	2019	2018	2017
At January 1	265,600	275,933	354,433
Granted	—	—	108,000
Expired	(66,850)	(10,333)	(78,500)
Exercised	—	—	(108,000)
At December 31	198,750	265,600	275,933

At December 31, 2019, of the outstanding 198,750 subscription rights (respectively 2018: 265,600 and 2017: 275,933) attached to the ESCs, 144,750 were exercisable (respectively 2018: 184,600 and 2017: 128,533). On April 1, 2019, the exercise period of 90,750 vested ESCs has been extended for 5 years. Include in share-based compensation for the year 2019, CHF 8,667 relates to the fair value adjustment for exercise period extensions of vested options.

The outstanding subscription rights as at December 31, 2019 and 2018 have the following expiry dates, subscription prices and floor prices:

	Subscription prices / floor prices (CHF)
At December 31, 2019
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor prices (CHF)
At December 31, 2018
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2019	151,600	—	151,600
2020	6,000	—	6,000
2027	—	108,000	108,000
Total subscription rights	157,600	108,000	265,600

	Subscription prices / floor prices (CHF)
At December 31, 2017
Expiry date	1.00 / 2.30	2.00 / 2.30	5.00 /10.00	7.00 / 14.00	Total
2018	—	—	8,000	2,333	10,333
2019	151,600	—	—	—	151,600
2020	6,000	—	—	—	6,000
2027	—	108,000	—	—	108,000
Total subscription rights	157,600	108,000	8,000	2,333	275,933

Share option plans

The Company established a share option plan to provide incentives to directors, executives, employees and consultants of the Group.

During 2019, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2019	243,506	2.25	December 31, 2028
July 1, 2019	187,189	1.50	June 30, 2029
October 1, 2019	30,000	1.80	September 30, 2029
Total 2019	460,695

On June 1, 2018 the Group granted 2,467,584 options at an exercise price of CHF 3, with vesting rights over 4 years and a 10-year exercise period.

Movements in the number of options outstanding are as follows:

	2019	2018	2017
At January 1	5,128,680	2,661,096	779,813
Granted	460,695	2,467,584	1,901,283
Expired	(48,775)	—	(20,000)
At December 31	5,540,600	5,128,680	2,661,096

At December 31, 2019, of the outstanding 5,540,600 share options (respectively 2018: 5,128,680 and 2017: 2,661,096), 2,811,825 were exercisable (respectively 2018: 1,736,764 and 2017: 773,489).

On April 1, 2019, the exercise period of 506,351 vested options has been extended for 5 years and share-based compensation related to the fair value adjustment for the exercise period extensions of CHF 75,331 has been recognized in 2019.

The outstanding share options as at December 31, 2019 and 2018 have the following expiry dates:

	Exercises prices (CHF)
At December 31, 2019
Expiry date	1.00	1.50	1.80	2.00	2.08	2.25	3.00	Total
2020	—	—	—	49,687	—	—	—	49,687
2021	—	—	—	105,000	50,000	—	—	155,000
2024	—	—	—	506,351	—	—	—	506,351
2027	292,261	—	—	1,609,022	—	—	—	1,901,283
2028	—	—	—	—	—	243,506	2,467,584	2,711,090
2029	—	187,189	30,000	—	—	—	—	217,189
Total	292,261	187,189	30,000	2,270,060	50,000	243,506	2,467,584	5,540,600

	Exercises prices (CHF)
At December 31, 2018
Expiry date	1.00	2.00	2.08	3.00	Total
2019	—	555,126	—	—	555,126
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	—	2,467,584	2,467,584
Total	292,261	2,318,835	50,000	2,467,584	5,128,680

	Exercises prices (CHF)
As December 31, 2017
Expiry date	1.00	2.00	2.08	3.00	Total
2019	—	555,126	—	—	555,126
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2027	292,261	1,609,022	—	—	1,901,283
Total	292,261	2,318,835	50,000	—	2,661,096

The weighted average fair value of share options granted during 2019 determined using a Black‑Scholes model was CHF 0.68 (2018: CHF 1.03). The significant inputs to the model were:

	2019	2018	2017
Weighted average share price per share at the grant date	CHF 1.93	CHF 2.94	CHF 2.27
Weighted average strike price per share	CHF 1.92	CHF 3.00	CHF 1.85
Weighted average volatility	36.45%	36.86%	43.00%
Dividend yield	—	—	—
Weighted average annual risk free rate / annual risk‑free rate	0.13%	0.13%	0.13%

Share purchase plan

The Group established a share purchase plan under which services are settled for shares. Under the plan directors, executives, employees and consultants may receive fully paid ordinary shares from the Group’s treasury share reserve for services rendered. During 2019, 196,610 shares (respectively 2018: 87,176 and 2017: 132,096) were transferred to settle CHF 289,214  (respectively 2018: CHF 208,085 and 2017: CHF 258,903) of consulting fees.